UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund:  BlackRock Global Opportunities Equity Trust (BOE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

             Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Ensogo Ltd. (a)	418,198	$544,021
Belgium — 2.7%
Anheuser-Busch InBev SA	175,332	21,782,736
Delhaize Group	35,369	3,686,194

		25,468,930
Canada — 2.2%
Encana Corp. (b)	852,527	5,198,856
Fairfax Financial Holdings Ltd.	17,308	9,689,415
Royal Bank of Canada (b)	103,000	5,934,545

		20,822,816
China — 1.1%
Alibaba Group Holding Ltd. — ADR (a)(b)(c)	132,980	10,509,409
France — 2.2%
Amundi SA (a)(d)	73,300	3,483,815
Unibail-Rodamco SE — REIT	38,990	10,693,236
Vivendi SA	295,950	6,202,222

		20,379,273
Germany — 0.2%
Scout24 AG (a)(d)	45,100	1,560,805
Hong Kong — 0.7%
AIA Group Ltd.	1,148,900	6,530,375
India — 1.6%
Bharti Infratel Ltd.	1,032,544	5,955,258
HDFC Bank Ltd.	490,682	9,311,643

		15,266,901
Indonesia — 0.5%
Matahari Department Store Tbk PT	3,129,023	4,329,834
Ireland — 1.3%
Green REIT PLC	4,694,157	7,524,368
Shire PLC — ADR (b)	25,560	4,393,764

		11,918,132
Italy — 2.2%
Atlantia SpA	227,100	6,292,310
Eni SpA	445,200	6,723,734
Snam SpA	1,243,900	7,784,370

		20,800,414
Japan — 4.2%
Alps Electric Co. Ltd.	228,000	3,978,401
FANUC Corp.	35,800	5,544,295
Nintendo Co. Ltd.	46,600	6,624,109
Panasonic Corp.	457,500	4,143,472
SoftBank Group Corp.	144,000	6,887,527
Sony Corp.	214,400	5,512,469
Sumitomo Mitsui Financial Group, Inc.	200,200	6,077,607

		38,767,880

Common Stocks	Shares	Value
Mexico — 0.7%
Fomento Economico Mexicano SAB de CV — ADR (b)	70,600	$6,799,486
Netherlands — 2.5%
ASML Holding NV	49,027	4,933,815
InterXion Holding NV (a)(b)	144,200	4,986,436
Koninklijke Philips NV	304,440	8,671,482
Royal Dutch Shell PLC, B Shares	201,290	4,898,331

		23,490,064
New Zealand — 0.4%
Xero Ltd. (a)	350,000	3,729,743
Norway — 0.7%
Statoil ASA	439,260	6,860,520
Peru — 0.5%
Credicorp Ltd.	37,479	4,910,124
Portugal — 0.9%
Galp Energia SGPS SA	672,400	8,443,259
South Africa — 1.0%
Naspers Ltd., N Shares	66,150	9,221,294
South Korea — 0.5%
LG Chem Ltd.	15,100	4,333,567
Spain — 1.3%
Cellnex Telecom SAU (d)	780,578	12,444,851
Sweden — 0.5%
Nordea Bank AB	531,258	5,095,776
Switzerland — 3.1%
Adecco SA	90,700	5,900,141
Nestle SA	135,934	10,143,500
Roche Holding AG	30,320	7,444,781
UBS Group AG	366,789	5,900,181

		29,388,603
Taiwan — 1.7%
Catcher Technology Co. Ltd.	327,000	2,680,013
Largan Precision Co. Ltd.	74,000	5,735,675
Taiwan Semiconductor Manufacturing Co. Ltd.	1,416,000	7,062,773

		15,478,461
United Kingdom — 13.2%
AstraZeneca PLC	165,700	9,251,304
BAE Systems PLC	1,150,970	8,395,475
Delphi Automotive PLC (b)	91,710	6,880,084
Diageo PLC	369,800	9,971,276
GlaxoSmithKline PLC	292,400	5,919,109
Imperial Brands PLC	135,160	7,483,415
Lloyds Banking Group PLC	9,380,140	9,136,213
Metro Bank PLC (a)	271,008	7,317,597
Nomad Foods Ltd. (a)	813,129	7,326,292

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwan Dollar
CHF	Swiss Franc	KRW	South Korean Won	USD	U.S. Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	REIT	Real Estate Investment Trust

MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Common Stocks	Shares	Value
United Kingdom (continued)
Prudential PLC	261,260	$4,861,633
Reckitt Benckiser Group PLC	61,809	5,961,870
SABMiller PLC	149,200	9,112,787
Unilever PLC	309,520	13,957,063
Vodafone Group PLC — ADR (b)	286,910	9,195,466
Worldpay Group PLC (a)(d)	2,163,100	8,522,066

		123,291,650
United States — 47.6%
Acuity Brands, Inc. (b)(e)	21,650	4,722,730
Adobe Systems, Inc. (a)(b)	91,820	8,612,716
Allergan PLC (a)(b)	15,700	4,208,071
Alphabet, Inc., Class A (a)(b)	13,714	10,462,411
Alphabet, Inc., Class C (a)(b)(e)	23,652	17,619,557
Altria Group, Inc. (b)	178,810	11,204,235
Amazon.com, Inc. (a)(b)	14,060	8,346,578
American Airlines Group, Inc. (b)	153,730	6,304,467
Amgen, Inc. (b)	32,000	4,797,760
Apple, Inc. (b)(e)	145,500	15,858,045
Aramark	284,920	9,436,550
Assured Guaranty Ltd.	167,992	4,250,198
AT&T Inc. (b)	198,500	7,775,245
BankUnited, Inc.	217,563	7,492,870
Best Buy Co., Inc. (b)	171,810	5,573,516
Boston Scientific Corp. (a)(e)	557,387	10,484,449
Celgene Corp. (a)(b)	70,300	7,036,327
Cigna Corp. (b)	34,000	4,666,160
Citigroup, Inc. (b)(e)	262,208	10,947,184
Comcast Corp., Class A (b)(e)	176,200	10,762,296
Concho Resources, Inc. (a)(b)	77,330	7,813,423
Crown Holdings, Inc. (a)(b)	100,370	4,977,348
Discover Financial Services (b)	97,300	4,954,516
Eastman Chemical Co. (b)	96,990	7,005,588
Enterprise Products Partners LP (b)	231,300	5,694,606
EOG Resources, Inc. (b)	105,370	7,647,755
Facebook, Inc., Class A (a)(b)	109,100	12,448,310
FirstEnergy Corp. (b)	309,600	11,136,312
Hain Celestial Group, Inc. (a)(b)	105,362	4,310,359
Hartford Financial Services Group, Inc. (b)	232,330	10,705,766
Hortonworks, Inc. (a)(e)	448,047	5,062,931
Humana, Inc. (b)	29,600	5,415,320
Kennedy-Wilson Holdings, Inc.	325,848	7,136,071
Lam Research Corp.	68,100	5,625,060
Lowe’s Cos., Inc. (b)	109,830	8,319,624
Macquarie Infrastructure Corp. (b)	79,140	5,337,202
MasterCard, Inc., Class A (b)(e)	136,960	12,942,720
McDonald’s Corp. (b)(e)	147,300	18,512,664
Medtronic PLC (b)	144,183	10,813,725
Merck & Co., Inc. (b)	109,910	5,815,338
Micron Technology, Inc. (a)(b)	242,100	2,534,787
Mondelez International, Inc., Class A (b)	211,230	8,474,548
Monsanto Co. (b)	52,600	4,615,124
Pioneer Natural Resources Co. (b)	43,000	6,051,820
Platform Specialty Products Corp. (a)	484,673	4,168,188
PPL Corp. (b)	192,700	7,336,089
Priceline Group, Inc. (a)(b)	4,600	5,929,216
Public Service Enterprise Group, Inc. (b)	234,730	11,065,172
Roper Industries, Inc. (b)	31,639	5,782,660
Samsonite International SA	1,632,800	5,469,160
Sherwin-Williams Co. (b)	21,800	6,205,806
St. Jude Medical, Inc.	9,846	541,530
Starbucks Corp. (b)	90,446	5,399,626
Strategic Growth Bancorp. (Acquired 3/10/14, Cost $5,461,692) (a)(f)	438,690	3,820,990

Common Stocks	Shares	Value
United States (continued)
Union Pacific Corp. (b)	77,474	$6,163,057
UnitedHealth Group, Inc. (b)	61,687	7,951,454
Walt Disney Co. (b)	76,500	7,597,215
WestRock Co.	151,600	5,916,948
Whirlpool Corp. (b)	26,300	4,742,942
WisdomTree Investments, Inc. (b)	234,370	2,678,849

		444,681,184
Total Common Stocks — 93.6%		875,067,372

Investment Companies
United Kingdom — 0.5%
Kennedy Wilson Europe Real Estate PLC	299,275	5,022,236

Preferred Stocks
India — 0.9%
Jasper Infotech Private Ltd., Series F (Acquired 5/7/14, Cost $1,888,464), 0.00% (a)(f)	266	6,597,250
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, Cost $741,913), 0.00% (a)(f)	88	2,182,549

		8,779,799
United States — 1.9%
Palantir Technologies, Inc., Series I (Acquired 2/7/14, Cost $3,118,944), 0.00% (a)(f)	508,800	5,423,808
Uber Technologies, Inc., Series D (Acquired 6/6/14, Cost $3,845,800), 0.00% (a)(f)	247,908	12,091,019

		17,514,827
Total Preferred Stocks — 2.8%		26,294,626
Total Long Term Investments (Cost — $835,594,285) — 96.9%		906,384,234

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (g)(h)	36,660,550	36,660,550

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.55% (g)(h)(i)	$3,371	3,371,099
Total Short-Term Securities (Cost — $40,031,649) — 4.3%		40,031,649
Total Investments Before Options Written (Cost — $875,625,934*) — 101.2%		946,415,883

Options Written
(Premiums Received — $11,006,094) — (1.4)%		(13,599,947)
Total Investments Net of Options Written — 99.8%		932,815,936
Other Assets Less Liabilities — 0.2%		2,211,851

Net Assets — 100.0%		$935,027,787

2	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$881,960,224

Gross unrealized appreciation	$115,669,124
Gross unrealized depreciation	(51,213,465)

Net unrealized appreciation	$64,455,659

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Restricted securities as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $30,115,616 and an original cost of $15,056,813 which was 3.2% of its net assets.

(g)	Current yield as of period end.

(h)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,389,331	30,271,219	36,660,550	$33,829
BlackRock Liquidity Series, LLC Money Market Series	$427,550	$2,943,549	$3,371,099	$1,449	[1]
Total				$35,278

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Alibaba Group Holding Ltd. — ADR	Call	4/01/16	USD	70.00	126	$(114,345)
Allergan PLC	Call	4/01/16	USD	290.00	6	(300)
Alphabet, Inc., Class C	Call	4/01/16	USD	720.00	26	(64,480)
American Airlines Group, Inc.	Call	4/01/16	USD	43.00	141	(141)
Apple, Inc.	Call	4/01/16	USD	103.00	95	(57,000)
AT&T Inc.	Call	4/01/16	USD	37.50	549	(91,958)
Best Buy Co., Inc.	Call	4/01/16	USD	34.05	315	(1,890)
Citigroup, Inc.	Call	4/01/16	USD	42.50	271	(1,355)
Enterprise Products Partners LP	Call	4/01/16	USD	25.00	580	(5,800)
Enterprise Products Partners LP	Call	4/01/16	USD	25.50	580	(2,900)
Facebook, Inc., Class A	Call	4/01/16	USD	106.00	350	(284,375)
Medtronic PLC	Call	4/01/16	USD	75.00	280	(8,120)
Merck & Co., Inc.	Call	4/01/16	USD	52.00	30	(2,865)
Starbucks Corp.	Call	4/01/16	USD	59.00	85	(6,375)
Starbucks Corp.	Call	4/01/16	USD	60.00	75	(900)
UnitedHealth Group, Inc.	Call	4/01/16	USD	122.00	35	(24,150)
Alibaba Group Holding Ltd. — ADR	Call	4/08/16	USD	73.50	70	(39,375)
Alphabet, Inc., Class C	Call	4/08/16	USD	720.00	39	(102,375)
Altria Group, Inc.	Call	4/08/16	USD	63.00	197	(6,698)
Amazon.com, Inc.	Call	4/08/16	USD	580.00	73	(127,932)
American Airlines Group, Inc.	Call	4/08/16	USD	43.00	142	(1,278)
Apple, Inc.	Call	4/08/16	USD	100.00	95	(85,975)
Best Buy Co., Inc.	Call	4/08/16	USD	34.55	315	(788)
Celgene Corp.	Call	4/08/16	USD	107.00	289	(3,179)
Citigroup, Inc.	Call	4/08/16	USD	44.50	67	(201)

MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Citigroup, Inc.	Call	4/08/16	USD	45.00	68	$(136)
Comcast Corp., Class A	Call	4/08/16	USD	59.50	81	(13,486)
Comcast Corp., Class A	Call	4/08/16	USD	60.00	103	(12,824)
Discover Financial Services	Call	4/08/16	USD	50.00	270	(31,725)
EOG Resources, Inc.	Call	4/08/16	USD	77.00	76	(1,938)
Facebook, Inc., Class A	Call	4/08/16	USD	113.00	22	(4,653)
Facebook, Inc., Class A	Call	4/08/16	USD	114.00	43	(6,558)
Facebook, Inc., Class A	Call	4/08/16	USD	115.00	21	(2,184)
MasterCard, Inc., Class A	Call	4/08/16	USD	89.50	187	(95,370)
McDonald’s Corp.	Call	4/08/16	USD	120.00	185	(108,688)
Medtronic PLC	Call	4/08/16	USD	77.50	188	(752)
Merck & Co., Inc.	Call	4/08/16	USD	52.50	97	(7,130)
Merck & Co., Inc.	Call	4/08/16	USD	53.00	96	(4,128)
Micron Technology, Inc.	Call	4/08/16	USD	13.00	495	(495)
Monsanto Co.	Call	4/08/16	USD	96.00	80	(1,680)
Pioneer Natural Resources Co.	Call	4/08/16	USD	131.00	42	(43,050)
Starbucks Corp.	Call	4/08/16	USD	60.00	75	(3,488)
UnitedHealth Group, Inc.	Call	4/08/16	USD	122.00	195	(141,862)
UnitedHealth Group, Inc.	Call	4/08/16	USD	124.00	12	(6,510)
Vodafone Group PLC — ADR	Call	4/08/16	USD	33.00	150	(1,050)
Acuity Brands, Inc.	Call	4/15/16	USD	230.00	60	(23,700)
Adobe Systems, Inc.	Call	4/15/16	USD	90.00	325	(139,750)
Alibaba Group Holding Ltd. — ADR	Call	4/15/16	USD	70.00	265	(243,138)
Alphabet, Inc., Class A	Call	4/15/16	USD	745.00	16	(36,640)
Alphabet, Inc., Class A	Call	4/15/16	USD	760.00	30	(37,350)
Alphabet, Inc., Class C	Call	4/15/16	USD	725.00	26	(62,920)
Altria Group, Inc.	Call	4/15/16	USD	62.50	193	(15,150)
American Airlines Group, Inc.	Call	4/15/16	USD	43.00	71	(1,704)
American Airlines Group, Inc.	Call	4/15/16	USD	44.00	70	(770)
Apple, Inc.	Call	4/15/16	USD	100.00	95	(86,925)
Cigna Corp.	Call	4/15/16	USD	140.00	102	(19,074)
Citigroup, Inc.	Call	4/15/16	USD	45.00	184	(2,392)
Comcast Corp., Class A	Call	4/15/16	USD	60.00	306	(42,075)
Concho Resources, Inc.	Call	4/15/16	USD	105.00	55	(10,038)
Concho Resources, Inc.	Call	4/15/16	USD	110.00	110	(7,700)
Delphi Automotive PLC	Call	4/15/16	USD	75.00	250	(40,000)
Eastman Chemical Co.	Call	4/15/16	USD	67.50	133	(67,165)
Eastman Chemical Co.	Call	4/15/16	USD	72.50	133	(15,628)
EOG Resources, Inc.	Call	4/15/16	USD	77.50	125	(5,375)
Facebook, Inc., Class A	Call	4/15/16	USD	110.00	14	(6,860)
FirstEnergy Corp.	Call	4/15/16	USD	34.00	650	(143,000)
Fomento Economico Mexicano SAB de CV — ADR	Call	4/15/16	USD	95.00	194	(50,925)
Hain Celestial Group, Inc.	Call	4/15/16	USD	42.00	200	(9,500)
Hartford Financial Services Group, Inc.	Call	4/15/16	USD	43.00	390	(132,600)
Humana, Inc.	Call	4/15/16	USD	180.00	32	(20,800)
InterXion Holding NV	Call	4/15/16	USD	33.00	393	(70,740)
Lowe’s Cos., Inc.	Call	4/15/16	USD	70.00	305	(178,425)
Lowe’s Cos., Inc.	Call	4/15/16	USD	75.00	186	(27,342)
Macquarie Infrastructure Corp.	Call	4/15/16	USD	70.00	215	(8,062)
MasterCard, Inc., Class A	Call	4/15/16	USD	90.00	186	(86,490)
McDonald’s Corp.	Call	4/15/16	USD	120.00	33	(20,048)
Medtronic PLC	Call	4/15/16	USD	77.50	150	(1,725)
Merck & Co., Inc.	Call	4/15/16	USD	52.50	285	(25,222)
Mondelez International, Inc., Class A	Call	4/15/16	USD	41.00	216	(7,236)
Mondelez International, Inc., Class A	Call	4/15/16	USD	42.00	236	(2,832)
PPL Corp.	Call	4/15/16	USD	36.00	340	(72,250)
PPL Corp.	Call	4/15/16	USD	37.00	170	(20,400)
Public Service Enterprise Group, Inc.	Call	4/15/16	USD	45.00	236	(47,200)
Roper Industries, Inc.	Call	4/15/16	USD	180.00	87	(34,365)
Royal Bank of Canada	Call	4/15/16	CAD	72.00	282	(68,397)
Sherwin-Williams Co.	Call	4/15/16	USD	300.00	35	(1,750)
Starbucks Corp.	Call	4/15/16	USD	62.50	150	(1,050)
Union Pacific Corp.	Call	4/15/16	USD	80.00	213	(26,732)
UnitedHealth Group, Inc.	Call	4/15/16	USD	125.00	24	(11,460)

4	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Walt Disney Co.	Call	4/15/16	USD	100.00	187	$(17,672)
WisdomTree Investments, Inc.	Call	4/15/16	USD	14.00	257	(2,570)
Altria Group, Inc.	Call	4/22/16	USD	63.00	173	(12,888)
Amazon.com, Inc.	Call	4/22/16	USD	597.50	4	(7,780)
Apple, Inc.	Call	4/22/16	USD	104.00	95	(53,675)
Best Buy Co., Inc.	Call	4/22/16	USD	35.05	315	(5,355)
Citigroup, Inc.	Call	4/22/16	USD	43.50	100	(5,150)
Discover Financial Services	Call	4/22/16	USD	50.50	270	(36,450)
EOG Resources, Inc.	Call	4/22/16	USD	80.00	114	(3,990)
Facebook, Inc., Class A	Call	4/22/16	USD	112.00	150	(66,750)
Hartford Financial Services Group, Inc.	Call	4/22/16	USD	46.00	370	(38,295)
Medtronic PLC	Call	4/22/16	USD	77.00	67	(2,412)
Merck & Co., Inc.	Call	4/22/16	USD	53.50	64	(3,136)
Monsanto Co.	Call	4/22/16	USD	93.00	105	(14,910)
Pioneer Natural Resources Co.	Call	4/22/16	USD	150.00	55	(10,175)
UnitedHealth Group, Inc.	Call	4/22/16	USD	123.00	23	(17,192)
Vodafone Group PLC — ADR	Call	4/22/16	USD	33.00	150	(3,225)
Whirlpool Corp.	Call	4/22/16	USD	182.50	61	(18,330)
Mondelez International, Inc., Class A	Call	4/25/16	USD	41.75	236	(7,049)
Public Service Enterprise Group, Inc.	Call	4/25/16	USD	43.40	428	(162,716)
InterXion Holding NV	Call	4/28/16	USD	34.00	400	(53,661)
Alibaba Group Holding Ltd. — ADR	Call	4/29/16	USD	75.50	201	(101,002)
Alphabet, Inc., Class A	Call	4/29/16	USD	780.00	15	(25,350)
Altria Group, Inc.	Call	4/29/16	USD	63.00	420	(37,590)
American Airlines Group, Inc.	Call	4/29/16	USD	42.00	211	(21,838)
Amgen, Inc.	Call	4/29/16	USD	150.00	36	(15,660)
Apple, Inc.	Call	4/29/16	USD	109.00	210	(72,975)
AT&T Inc.	Call	4/29/16	USD	39.00	545	(28,612)
Celgene Corp.	Call	4/29/16	USD	105.00	72	(11,664)
Citigroup, Inc.	Call	4/29/16	USD	44.00	250	(12,125)
EOG Resources, Inc.	Call	4/29/16	USD	80.00	113	(6,215)
Humana, Inc.	Call	4/29/16	USD	187.50	130	(51,350)
McDonald’s Corp.	Call	4/29/16	USD	125.00	386	(119,081)
Medtronic PLC	Call	4/29/16	USD	77.50	65	(2,372)
Merck & Co., Inc.	Call	4/29/16	USD	53.00	32	(2,864)
Pioneer Natural Resources Co.	Call	4/29/16	USD	150.00	55	(15,538)
Priceline Group, Inc.	Call	4/29/16	USD	1,360.00	13	(12,415)
UnitedHealth Group, Inc.	Call	4/29/16	USD	131.00	94	(22,889)
Vodafone Group PLC — ADR	Call	4/29/16	USD	33.00	300	(8,700)
Whirlpool Corp.	Call	4/29/16	USD	182.50	61	(32,940)
Alphabet, Inc., Class A	Call	5/06/16	USD	785.00	15	(24,600)
Alphabet, Inc., Class C	Call	5/06/16	USD	740.00	39	(112,320)
American Airlines Group, Inc.	Call	5/06/16	USD	42.00	211	(24,687)
Amgen, Inc.	Call	5/06/16	USD	150.00	104	(49,660)
Citigroup, Inc.	Call	5/06/16	USD	43.50	167	(12,108)
Comcast Corp., Class A	Call	5/06/16	USD	62.00	165	(16,500)
Enterprise Products Partners LP	Call	5/06/16	USD	25.50	112	(6,160)
Hartford Financial Services Group, Inc.	Call	5/06/16	USD	47.00	320	(30,400)
MasterCard, Inc., Class A	Call	5/06/16	USD	95.50	190	(36,100)
Medtronic PLC	Call	5/06/16	USD	75.00	44	(6,820)
Pioneer Natural Resources Co.	Call	5/06/16	USD	144.00	42	(23,520)
Vodafone Group PLC — ADR	Call	5/06/16	USD	31.50	490	(54,880)
Public Service Enterprise Group, Inc.	Call	5/16/16	USD	44.65	428	(123,914)
Acuity Brands, Inc.	Call	5/20/16	USD	240.00	60	(19,050)
Alibaba Group Holding Ltd. — ADR	Call	5/20/16	USD	80.00	69	(23,115)
Amgen, Inc.	Call	5/20/16	USD	150.00	36	(19,080)
Apple, Inc.	Call	5/20/16	USD	110.00	210	(73,500)
Celgene Corp.	Call	5/20/16	USD	105.00	25	(6,600)
Citigroup, Inc.	Call	5/20/16	USD	42.50	168	(22,848)
Citigroup, Inc.	Call	5/20/16	USD	45.00	167	(8,600)
Comcast Corp., Class A	Call	5/20/16	USD	60.00	315	(74,498)
Concho Resources, Inc.	Call	5/20/16	USD	105.00	212	(103,880)
Concho Resources, Inc.	Call	5/20/16	USD	115.00	55	(9,900)
Delphi Automotive PLC	Call	5/20/16	USD	75.00	250	(78,125)
Eastman Chemical Co.	Call	5/20/16	USD	75.00	2	(300)

MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Encana Corp.	Call	5/20/16	CAD	10.00	1,500	$(31,184)
EOG Resources, Inc.	Call	5/20/16	USD	77.50	76	(14,668)
Fomento Economico Mexicano SAB de CV — ADR	Call	5/20/16	USD	100.00	195	(28,762)
Hain Celestial Group, Inc.	Call	5/20/16	USD	44.00	200	(22,500)
Macquarie Infrastructure Corp.	Call	5/20/16	USD	70.00	220	(26,950)
MasterCard, Inc., Class A	Call	5/20/16	USD	92.50	191	(76,400)
McDonald’s Corp.	Call	5/20/16	USD	120.00	119	(86,275)
McDonald’s Corp.	Call	5/20/16	USD	125.00	87	(31,755)
Mondelez International, Inc., Class A	Call	5/20/16	USD	42.00	236	(17,228)
Monsanto Co.	Call	5/20/16	USD	95.00	104	(11,076)
Pioneer Natural Resources Co.	Call	5/20/16	USD	140.00	42	(35,910)
Priceline Group, Inc.	Call	5/20/16	USD	1,355.00	13	(39,910)
Roper Industries, Inc.	Call	5/20/16	USD	180.00	87	(58,290)
Royal Bank of Canada	Call	5/20/16	CAD	78.00	282	(9,228)
Shire PLC — ADR	Call	5/20/16	USD	175.00	70	(65,100)
Starbucks Corp.	Call	5/20/16	USD	60.00	113	(18,419)
Union Pacific Corp.	Call	5/20/16	USD	80.00	213	(59,853)
Vodafone Group PLC — ADR	Call	5/20/16	USD	32.00	490	(51,205)
Walt Disney Co.	Call	5/20/16	USD	100.00	230	(62,445)
Eastman Chemical Co.	Call	6/17/16	USD	72.50	25	(7,750)
Total						$(6,316,001)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Sumitomo Mitsui Financial Group, Inc.	Call	JPMorgan Chase Bank N.A.	4/01/16	JPY	4,237.61	64,000	$—
Adobe Systems, Inc.	Call	Credit Suisse International	4/04/16	USD	91.95	18,300	(39,142)
FirstEnergy Corp.	Call	Credit Suisse International	4/04/16	USD	34.01	65,000	(128,947)
PPL Corp.	Call	Morgan Stanley & Co. International PLC	4/04/16	USD	35.84	38,000	(85,014)
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	4/04/16	USD	41.75	19,900	(107,958)
AIA Group Ltd.	Call	UBS AG	4/05/16	HKD	39.90	247,000	(133,522)
Alps Electric Co. Ltd.	Call	Bank of America N.A.	4/05/16	JPY	2,831.40	49,000	—
Anheuser-Busch InBev SA	Call	Credit Suisse International	4/05/16	EUR	113.20	29,000	(4,166)
AstraZeneca PLC	Call	Credit Suisse International	4/05/16	GBP	44.47	10,000	—
Boston Scientific Corp.	Call	Goldman Sachs International	4/05/16	USD	17.60	88,000	(108,745)
Cellnex Telecom SAU	Call	Credit Suisse International	4/05/16	EUR	15.17	27,000	(97)
Galp Energia SGPS SA	Call	Credit Suisse International	4/05/16	EUR	10.99	140,000	(42,161)
LG Chem Ltd.	Call	Morgan Stanley & Co. International PLC	4/05/16	KRW	312,928.86	8,300	(115,072)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	4/05/16	GBP	0.65	573,000	(26,589)
Naspers Ltd., N Shares	Call	UBS AG	4/05/16	ZAR	1,876.49	18,200	(232,514)
Nestle SA	Call	Credit Suisse International	4/05/16	CHF	70.97	42,500	(43,938)
Roche Holding AG	Call	Bank of America N.A.	4/05/16	CHF	257.50	8,700	—
Samsonite International SA	Call	Bank of America N.A.	4/05/16	HKD	22.17	234,000	(114,983)
Aramark	Call	Citibank N.A.	4/06/16	USD	30.79	48,000	(111,973)
Cigna Corp.	Call	Citibank N.A.	4/06/16	USD	143.37	8,500	(838)
Eni SpA	Call	Deutsche Bank AG	4/06/16	EUR	13.17	121,000	(35,518)
Kennedy-Wilson Holdings, Inc.	Call	Citibank N.A.	4/06/16	USD	19.48	38,300	(92,855)
Koninklijke Philips NV	Call	Deutsche Bank AG	4/06/16	EUR	24.82	124,400	(60,668)
Nintendo Co. Ltd.	Call	UBS AG	4/06/16	JPY	15,684.84	6,700	(30,291)
Panasonic Corp.	Call	JPMorgan Chase Bank N.A.	4/06/16	JPY	981.06	62,300	(24,384)
SoftBank Group Corp.	Call	JPMorgan Chase Bank N.A.	4/06/16	JPY	5,761.53	33,200	(1,542)
Unibail-Rodamco SE — REIT	Call	Morgan Stanley & Co. International PLC	4/06/16	EUR	238.66	10,100	(46,250)
Unibail-Rodamco SE — REIT	Call	UBS AG	4/06/16	EUR	233.73	1,300	(11,793)
Assured Guaranty Ltd.	Call	Bank of America N.A.	4/07/16	USD	25.01	63,000	(33,682)
Cellnex Telecom SAU	Call	Credit Suisse International	4/07/16	EUR	14.75	80,000	(2,992)
Imperial Brands PLC	Call	Deutsche Bank AG	4/07/16	GBP	37.48	37,300	(66,484)
Prudential PLC	Call	UBS AG	4/07/16	GBP	12.44	51,000	(36,150)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Citibank N.A.	4/07/16	TWD	153.51	393,000	(103,713)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/07/16	GBP	2.94	186,300	(1,786)

6	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
ASML Holding NV	Call	Morgan Stanley & Co. International PLC	4/08/16	EUR	88.83	25,000	$(33,937)
Lam Research Corp.	Call	Goldman Sachs International	4/08/16	USD	72.15	18,500	(193,467)
Credicorp Ltd.	Call	Morgan Stanley & Co. International PLC	4/11/16	USD	113.10	12,400	(222,593)
AIA Group Ltd.	Call	UBS AG	4/12/16	HKD	40.28	247,000	(121,941)
Allergan PLC	Call	Bank of America N.A.	4/12/16	USD	288.86	8,000	(5,310)
AstraZeneca PLC	Call	Credit Suisse International	4/12/16	GBP	40.94	23,500	(1,442)
Crown Holdings, Inc.	Call	Bank of America N.A.	4/12/16	USD	48.05	48,200	(82,247)
Eni SpA	Call	UBS AG	4/12/16	EUR	12.42	44,000	(45,113)
Naspers Ltd., N Shares	Call	Morgan Stanley & Co. International PLC	4/12/16	ZAR	1,896.41	18,200	(220,967)
Nestle SA	Call	Credit Suisse International	4/12/16	CHF	71.67	42,500	(6,073)
Nordea Bank AB	Call	Morgan Stanley & Co. International PLC	4/12/16	SEK	88.69	71,000	(39)
Samsonite International SA	Call	Morgan Stanley & Co. International PLC	4/12/16	HKD	23.11	84,900	(31,448)
Sherwin-Williams Co.	Call	Deutsche Bank AG	4/12/16	USD	266.96	8,500	(154,232)
Vivendi SA	Call	Citibank N.A.	4/12/16	EUR	18.75	73,300	(15,642)
Anheuser-Busch InBev SA	Call	Goldman Sachs International	4/13/16	EUR	109.04	9,800	(20,710)
Atlantia SpA	Call	Credit Suisse International	4/13/16	EUR	24.58	20,500	(6,646)
Atlantia SpA	Call	Deutsche Bank AG	4/13/16	EUR	24.87	20,500	(4,570)
Delhaize Group	Call	Goldman Sachs International	4/13/16	EUR	96.33	19,400	(2,733)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	4/13/16	GBP	19.12	110,000	(21,347)
Fairfax Financial Holdings Ltd.	Call	Citibank N.A.	4/13/16	CAD	742.43	4,800	(26,072)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	4/13/16	GBP	0.75	2,252,000	(515)
Reckitt Benckiser Group PLC	Call	Goldman Sachs International	4/13/16	GBP	66.44	17,000	(33,922)
Statoil ASA	Call	Citibank N.A.	4/13/16	NOK	124.61	65,600	(65,635)
Unibail-Rodamco SE — REIT	Call	Credit Suisse International	4/13/16	EUR	239.19	10,100	(56,469)
Unilever PLC	Call	UBS AG	4/13/16	GBP	31.80	96,200	(47,009)
BankUnited, Inc.	Call	Bank of America N.A.	4/14/16	USD	34.59	50,000	(27,220)
Catcher Technology Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/14/16	TWD	286.00	180,000	(21,094)
GlaxoSmithKline PLC	Call	UBS AG	4/14/16	GBP	14.17	36,319	(8,569)
Kennedy-Wilson Holdings, Inc.	Call	Bank of America N.A.	4/14/16	USD	18.12	45,000	(170,325)
Largan Precision Co. Ltd.	Call	Deutsche Bank AG	4/14/16	TWD	2,590.80	35,000	(85,219)
Largan Precision Co. Ltd.	Call	Goldman Sachs International	4/14/16	TWD	2,751.96	5,000	(5,556)
Royal Dutch Shell PLC, B Shares	Call	Morgan Stanley & Co. International PLC	4/14/16	GBP	16.73	55,000	(37,085)
Worldpay Group PLC	Call	UBS AG	4/14/16	GBP	3.22	154,000	(261)
Anheuser-Busch InBev SA	Call	Citibank N.A.	4/20/16	EUR	108.81	12,000	(32,890)
Anheuser-Busch InBev SA	Call	Deutsche Bank AG	4/20/16	EUR	105.53	34,000	(184,346)
Aramark	Call	Citibank N.A.	4/20/16	USD	31.71	62,000	(102,671)
Atlantia SpA	Call	Credit Suisse International	4/20/16	EUR	24.70	20,500	(7,549)
Atlantia SpA	Call	Deutsche Bank AG	4/20/16	EUR	24.99	20,500	(4,554)
BAE Systems PLC	Call	Goldman Sachs International	4/20/16	GBP	5.07	100,000	(13,925)
BAE Systems PLC	Call	UBS AG	4/20/16	GBP	4.99	177,000	(36,762)
Diageo PLC	Call	Deutsche Bank AG	4/20/16	GBP	19.34	47,000	(9,288)
Eni SpA	Call	UBS AG	4/20/16	EUR	12.30	44,000	(52,424)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	4/20/16	EUR	10.42	55,000	(50,781)
GlaxoSmithKline PLC	Call	Morgan Stanley & Co. International PLC	4/20/16	GBP	14.44	63,000	(9,004)
Lloyds Banking Group PLC	Call	Deutsche Bank AG	4/20/16	GBP	0.71	882,000	(608)
Nordea Bank AB	Call	Morgan Stanley & Co. International PLC	4/20/16	SEK	89.97	72,500	(453)
Prudential PLC	Call	Credit Suisse International	4/20/16	GBP	13.62	92,700	(9,680)
Reckitt Benckiser Group PLC	Call	Goldman Sachs International	4/20/16	GBP	66.44	17,000	(24,282)
Scout24 AG	Call	Morgan Stanley & Co. International PLC	4/20/16	EUR	30.00	6,200	(9,202)
Snam SpA	Call	Credit Suisse International	4/20/16	EUR	4.99	342,100	(201,611)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/20/16	TWD	154.53	386,000	(91,054)
UBS Group AG	Call	UBS AG	4/20/16	CHF	16.98	46,500	(1,330)
Vivendi SA	Call	UBS AG	4/20/16	EUR	19.43	16,000	(966)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/20/16	GBP	3.16	367,900	(3,042)
Alps Electric Co. Ltd.	Call	Goldman Sachs International	4/21/16	JPY	2,283.08	76,400	(9,702)
Boston Scientific Corp.	Call	Deutsche Bank AG	4/21/16	USD	17.85	86,500	(94,638)
Cellnex Telecom SAU	Call	Morgan Stanley & Co. International PLC	4/21/16	EUR	14.72	48,500	(7,620)
Panasonic Corp.	Call	JPMorgan Chase Bank N.A.	4/21/16	JPY	1,010.71	95,000	(33,853)
Samsonite International SA	Call	JPMorgan Chase Bank N.A.	4/21/16	HKD	23.84	72,000	(21,026)
UBS Group AG	Call	UBS AG	4/21/16	CHF	16.66	109,000	(6,529)
Boston Scientific Corp.	Call	Morgan Stanley & Co. International PLC	4/25/16	USD	18.35	48,000	(37,332)
Amundi SA	Call	Credit Suisse International	4/26/16	EUR	42.64	20,100	(31,638)
AstraZeneca PLC	Call	Credit Suisse International	4/26/16	GBP	42.67	34,000	(1,511)
Atlantia SpA	Call	Credit Suisse International	4/26/16	EUR	24.82	20,500	(8,052)

MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Atlantia SpA	Call	Deutsche Bank AG	4/26/16	EUR	25.11	20,500	$(5,145)
BAE Systems PLC	Call	Deutsche Bank AG	4/26/16	GBP	5.10	100,000	(4,962)
Diageo PLC	Call	Deutsche Bank AG	4/26/16	GBP	19.43	47,000	(9,779)
Eni SpA	Call	Citibank N.A.	4/26/16	EUR	12.57	36,000	(35,570)
GlaxoSmithKline PLC	Call	Morgan Stanley & Co. International PLC	4/26/16	GBP	14.51	63,000	(10,314)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	4/26/16	GBP	0.69	726,000	(3,191)
Nintendo Co. Ltd.	Call	UBS AG	4/26/16	JPY	16,926.96	6,900	(17,349)
Sony Corp.	Call	Goldman Sachs International	4/26/16	JPY	2,948.89	59,000	(44,729)
Sumitomo Mitsui Financial Group, Inc.	Call	BNP Paribas S.A.	4/26/16	JPY	3,616.23	46,000	(23,599)
UBS Group AG	Call	UBS AG	4/26/16	CHF	17.07	46,500	(1,717)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/26/16	GBP	3.11	131,000	(2,754)
Adecco SA	Call	UBS AG	4/27/16	CHF	58.90	25,000	(102,755)
Assured Guaranty Ltd.	Call	Bank of America N.A.	4/27/16	USD	25.01	63,000	(56,308)
FANUC Corp.	Call	Bank of America N.A.	4/27/16	JPY	18,424.38	6,200	(21,333)
Credicorp Ltd.	Call	Morgan Stanley & Co. International PLC	4/28/16	USD	113.10	12,400	(222,084)
Imperial Brands PLC	Call	Citibank N.A.	4/28/16	GBP	38.52	37,000	(51,476)
Snam SpA	Call	Goldman Sachs International	4/28/16	EUR	5.19	342,000	(130,846)
Statoil ASA	Call	Credit Suisse International	4/28/16	NOK	135.92	56,000	(34,397)
PPL Corp.	Call	Citibank N.A.	4/29/16	USD	36.50	17,000	(31,195)
WestRock Co.	Call	Citibank N.A.	5/02/16	USD	41.57	42,000	(39,416)
Kennedy-Wilson Holdings, Inc.	Call	Barclays Bank PLC	5/03/16	USD	22.26	32,000	(20,000)
Roche Holding AG	Call	UBS AG	5/03/16	CHF	258.25	8,000	(2,456)
Vivendi SA	Call	Morgan Stanley & Co. International PLC	5/03/16	EUR	19.13	73,300	(2,039)
Adecco SA	Call	UBS AG	5/04/16	CHF	62.48	24,900	(13,904)
Boston Scientific Corp.	Call	Goldman Sachs International	5/04/16	USD	18.02	84,000	(88,449)
Cellnex Telecom SAU	Call	Bank of America N.A.	5/04/16	EUR	15.21	75,000	(10,076)
Eastman Chemical Co.	Call	Credit Suisse International	5/04/16	USD	74.76	24,000	(22,518)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	5/04/16	EUR	10.82	89,900	(70,970)
Nordea Bank AB	Call	Deutsche Bank AG	5/04/16	SEK	91.42	148,700	(2,627)
Royal Dutch Shell PLC, B Shares	Call	Goldman Sachs International	5/04/16	GBP	16.74	56,000	(53,629)
Samsonite International SA	Call	JPMorgan Chase Bank N.A.	5/04/16	HKD	23.84	72,000	(22,126)
Aramark	Call	Morgan Stanley & Co. International PLC	5/05/16	USD	32.99	47,000	(61,919)
Hortonworks, Inc.	Call	Deutsche Bank AG	5/05/16	USD	11.91	81,500	(57,912)
Kennedy-Wilson Holdings, Inc.	Call	Barclays Bank PLC	5/05/16	USD	22.26	32,000	(21,056)
Worldpay Group PLC	Call	UBS AG	5/05/16	GBP	2.85	271,600	(32,940)
FANUC Corp.	Call	Bank of America N.A.	5/06/16	JPY	18,514.25	6,200	(25,833)
BankUnited, Inc.	Call	Morgan Stanley & Co. International PLC	5/09/16	USD	33.39	23,000	(50,967)
Hartford Financial Services Group, Inc.	Call	Goldman Sachs International	5/09/16	USD	43.59	19,800	(67,195)
AIA Group Ltd.	Call	Bank of America N.A.	5/10/16	HKD	43.51	138,000	(25,842)
Amundi SA	Call	Bank of America N.A.	5/10/16	EUR	42.89	20,200	(38,955)
AstraZeneca PLC	Call	Credit Suisse International	5/10/16	GBP	41.35	23,500	(9,516)
BAE Systems PLC	Call	Citibank N.A.	5/10/16	GBP	5.19	256,000	(11,573)
FirstEnergy Corp.	Call	UBS AG	5/10/16	USD	35.59	40,300	(48,673)
Koninklijke Philips NV	Call	Deutsche Bank AG	5/10/16	EUR	24.53	43,000	(56,144)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	5/10/16	GBP	0.69	726,000	(16,048)
Nintendo Co. Ltd.	Call	Bank of America N.A.	5/10/16	JPY	17,640.00	12,000	(46,284)
Panasonic Corp.	Call	Bank of America N.A.	5/10/16	JPY	1,009.64	95,000	(44,878)
Samsonite International SA	Call	Bank of America N.A.	5/10/16	HKD	26.52	234,000	(26,005)
Sony Corp.	Call	Goldman Sachs International	5/10/16	JPY	2,948.89	59,000	(57,358)
Anheuser-Busch InBev SA	Call	UBS AG	5/11/16	EUR	106.38	11,700	(45,898)
Cellnex Telecom SAU	Call	Goldman Sachs International	5/11/16	EUR	14.72	134,900	(41,184)
Kennedy-Wilson Holdings, Inc.	Call	Barclays Bank PLC	5/11/16	USD	22.15	32,000	(24,896)
Samsonite International SA	Call	JPMorgan Chase Bank N.A.	5/11/16	HKD	22.81	72,000	(30,737)
SoftBank Group Corp.	Call	Bank of America N.A.	5/11/16	JPY	5,846.64	46,000	(31,681)
Statoil ASA	Call	Morgan Stanley & Co. International PLC	5/11/16	NOK	134.84	55,000	(50,165)
Worldpay Group PLC	Call	Credit Suisse International	5/11/16	GBP	2.82	79,000	(5,774)
Fairfax Financial Holdings Ltd.	Call	Morgan Stanley & Co. International PLC	5/12/16	CAD	732.65	4,700	(64,315)
Mondelez International, Inc., Class A	Call	UBS AG	5/12/16	USD	40.85	23,700	(26,797)
Unilever PLC	Call	UBS AG	5/12/16	GBP	31.72	74,000	(65,617)
Crown Holdings, Inc.	Call	Bank of America N.A.	5/13/16	USD	49.10	7,000	(12,753)
Lam Research Corp.	Call	Deutsche Bank AG	5/13/16	USD	80.18	19,000	(88,213)

8	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Lowe’s Cos., Inc.	Call	Bank of America N.A.	5/17/16	USD	75.85	11,300	$(23,962)
BankUnited, Inc.	Call	Citibank N.A.	5/18/16	USD	35.64	47,000	(38,719)
Cellnex Telecom SAU	Call	Goldman Sachs International	5/18/16	EUR	15.12	64,000	(14,605)
Galp Energia SGPS SA	Call	UBS AG	5/18/16	EUR	11.67	85,000	(36,386)
Samsonite International SA	Call	Goldman Sachs International	5/18/16	HKD	25.81	128,700	(21,405)
Statoil ASA	Call	Deutsche Bank AG	5/18/16	NOK	135.86	65,000	(26,968)
WestRock Co.	Call	Citibank N.A.	6/01/16	USD	41.57	42,000	(59,562)
Total							$(7,283,946)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$544,021	—	$544,021
Belgium	—	25,468,930	—	25,468,930
Canada	$20,822,816	—	—	20,822,816
China	10,509,409	—	—	10,509,409
France	—	20,379,273	—	20,379,273
Germany	—	1,560,805	—	1,560,805
Hong Kong	—	6,530,375	—	6,530,375
India	—	15,266,901	—	15,266,901
Indonesia	—	4,329,834	—	4,329,834
Ireland	4,393,764	7,524,368	—	11,918,132
Italy	—	20,800,414	—	20,800,414
Japan	—	38,767,880	—	38,767,880
Mexico	6,799,486	—	—	6,799,486
Netherlands	4,986,436	18,503,628	—	23,490,064
New Zealand	—	3,729,743	—	3,729,743
Norway	—	6,860,520	—	6,860,520
Peru	4,910,124	—	—	4,910,124
Portugal	—	8,443,259	—	8,443,259
South Africa	—	9,221,294	—	9,221,294
South Korea	—	4,333,567	—	4,333,567
Spain	—	12,444,851	—	12,444,851
Sweden	—	5,095,776	—	5,095,776
Switzerland	—	29,388,603	—	29,388,603

MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Common Stocks: (concluded)
Taiwan	—	$15,478,461	—	$15,478,461
United Kingdom	$30,719,439	92,572,211	—	123,291,650
United States	435,391,034	5,469,160	$3,820,990	444,681,184
Investment Companies	—	5,022,236	—	5,022,236
Preferred Stocks	—	—	26,294,626	26,294,626
Short-Term Securities	36,660,550	3,371,099	—	40,031,649

Total	$555,193,058	$361,107,209	$30,115,616	$946,415,883

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,968,661)	$(7,631,286)	—	$(13,599,947)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financialreporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$817,181	—	—	$817,181
Liabilities:
Bank overdraft	—	$(236,811)	—	(236,811)
Collateral on securities loaned at value	—	(3,371,099)	—	(3,371,099)

Total	$817,181	$(3,607,910)	—	$(2,790,729)

Transfers between Level 1 and Level 2 were as follow:

	Transfers into Level 1	Transfers out of Level 1 [1]	Transfers into Level 2 [1]	Transfers out of Level 2
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	$(50,477,571)	$50,477,571	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2015	$9,185,948	$26,668,421	$35,854,369
Transfers into Level 3	—	—	—
Transfers out of Level 3	(5,237,738)	—	(5,237,738)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	(127,220)	(373,795)	(501,015)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of March 31, 2016	$3,820,990	$26,294,626	$30,115,616

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2016	$(127,220)	$(373,795)	$(501,015)

10	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$3,820,990	Market Comparables	Tangible Book Value Multiple[1]	1.50x	—
Preferred Stocks	26,294,626	Market Comparables	Revenue Multiple[1]	12.00x - 32.79x	26.06x
			Revenue Growth Rate[1]	110.00%	—
			Revenue Growth Rate[1]	373.00%	—
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%	—
			IPO Exit Probability[1]	70.00%	—
			Merger & Acquisition Probability[1]	25.00%	—
			Revenue Growth Rate[1]	86.00%	—
			Revenue Multiple[1]	1.85x - 3.20x	—
			Time to Exit[2]	1-3 years	—
Total	$30,115,616

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

MARCH 31, 2016	11

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: May 23, 2016